Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands		Ordinary shares outstanding Class A	Ordinary shares outstanding Class B	Ordinary shares outstanding	Additional paid-in capital	Treasury shares	Deferred share compensation	Accumulated deficits	Accumulated other comprehensive income (loss)	Total Yueda Digital Holding Inc. shareholders’ equity	Noncontrolling interests	Total
Balance at Dec. 31, 2024				$ 575	$ 311,740	$ (1,517)	$ (814)	$ (332,464)	$ 33,407	$ 10,927	$ (32,933)	$ (22,006)
Balance (in Shares) at Dec. 31, 2024	[1]			143,326
Amortization of share-based compensation							333			333		333
Sales of ordinary shares				$ 622	6,378					7,000		7,000
Sales of ordinary shares (in Shares)	[1]			155,556
Foreign currency translation adjustment									(919)	(919)		(919)
Net loss								(1,998)		(1,998)	3	(1,995)
Balance at Jun. 30, 2025				$ 1,197	318,118	(1,517)	(481)	(334,462)	32,488	15,343	(32,930)	(17,587)
Balance (in Shares) at Jun. 30, 2025	[1]			298,882
Balance at Dec. 31, 2025		$ 22,118			651,665	(1,517)	(148)	(360,520)		311,598		311,598
Balance (in Shares) at Dec. 31, 2025	[1]	5,529,189
Amortization of share-based compensation							148			148		148
Net loss								(60,796)		(60,796)		(60,796)
Balance at Jun. 30, 2026		$ 22,118			$ 651,665	$ (1,517)		$ (421,316)		$ 250,950		$ 250,950
Balance (in Shares) at Jun. 30, 2026	[1]	5,529,189

[1]	The shares and per share information are presented on a retroactive basis to reflect the share consolidation (Note 9).